Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic EPS

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
Basic loss per share	(1.09)	(0.44)	(1.45)	(0.86)
Diluted loss per share	(1.09)	(0.44)	(1.45)	(0.86)

Issued ordinary shares at the end of the period	152,901,508	137,218,175	152,901,508	137,218,175
Weighted average numbers of shares outstanding for the period, basic and diluted	152,284,619	137,218,175	149,051,857	133,181,777